Annual Total Returns (Bar Chart) - Core Allocation Plus Trust (Core Allocation Plus Trust, Series I, Core Allocation Plus Trust)	12 Months Ended
May 01, 2011
Core Allocation Plus Trust | Series I, Core Allocation Plus Trust
Bar Chart Table:
2008	(31.50%)
2009	25.20%
2010	10.50%